Share-based compensation (Tables)	12 Months Ended
Oct. 31, 2021
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Summary of Stock Option Activity and Related Information
A summary of our stock option activity and related information

	For the year ended

	October 31, 2021		October 31, 2020

(Canadian dollars per share except share amounts)	Number of options (thousands)	Weighted average exercise price (1)	Number of options (thousands)	Weighted average exercise price (1)
Outstanding at beginning of period	6,973	$86.02	6,950	$79.88
Granted	1,251	106.00	1,089	103.64
Exercised (2) , (3)	(1,150)	65.56	(1,044)	65.39
Forfeited in the period	(19)	93.23	(22)	50.28
Outstanding at end of period	7,055	$92.27	6,973	$86.02
Exercisable at end of period	3,273	$80.38	3,314	$71.77

(1)	The weighted average exercise prices reflect the conversion of foreign currency-denominated options at the exchange rates as of October 31, 2021 and October 31, 2020. For foreign currency-denominated options exercised during the year, the weighted average exercise prices are translated using exchange rates as at the settlement date.
(2)	Cash received for options exercised during the year was $75 million (October 31, 2020 – $68 million) and the weighted average share price at the date of exercise was $115.11 (October 31, 2020 – $100.20).
(3)	New shares were issued for all stock options exercised in 2021 and 2020.

Summary of Options Outstanding and Exercisable by Range of Exercise Price
Options outstanding as at October 31, 2021 by range of exercise price

	Options outstanding			Options exercisable

(Canadian dollars per share except share amounts and years)	Number outstanding (thousands)	Weighted average exercise price (1)	Weighted average remaining contractual life (years)	Number exercisable (thousands)	Weighted average exercise price (1)
$36.68 – $71.11	739	$59.67	1.91	739	$59.67
$73.14 – $78.59	968	75.70	3.80	968	75.70
$90.23 – $96.55	2,285	93.23	5.66	1,202	90.25
$102.33 – $104.70	1,818	103.73	7.13	364	102.35
$106.00	1,245	106.00	9.12	–	–
	7,055	$92.27	6.00	3,273	$80.38

(1)	The weighted average exercise prices reflect the conversion of foreign currency-denominated options at the exchange rate as of October 31, 2021.

Weighted Average Assumptions
Weighted average assumptions

	For the year ended

(Canadian dollars per share except percentages and years)	October 31 2021	October 31 2020
Share price at grant date	$104.86	$104.80
Risk-free interest rate	0.48%	1.64%
Expected dividend yield	4.59%	3.90%
Expected share price volatility	14%	13%
Expected life of option	6 Years	6 Years

Summary of Units Granted Under Deferred Share and Other Plans
The following table presents the units granted under the deferred share and other plans for the year.
Units granted under deferred share and other plans

	For the year ended

	October 31, 2021		October 31, 2020

(Units and per unit amounts)	Units granted (thousands)	Weighted average fair value per unit	Units granted (thousands)	Weighted average fair value per unit
Deferred share unit plans	462	$113.34	503	$98.91
Capital Markets compensation plan unit awards	4,066	128.95	4,796	92.06
Performance deferred share award plans	2,486	106.10	2,409	104.14
Deferred compensation plans	87	104.21	92	103.49
Other share-based plans	767	109.24	759	100.55
	7,868	$118.62	8,559	$96.74

Summary of Obligation Under Deferred Share and Other Plans
The following tables present the units that have been earned by the participants, our obligations for these earned units under the deferred share and other plans, and the related compensation expenses (recoveries) recognized for the year.
Obligations under deferred share and other plans

	As at
	October 31, 2021		October 31, 2020

(Millions of Canadian dollars except units)	Units (thousands)	Carrying amount	Units (thousands)	Carrying amount
Deferred share unit plans	5,001	$644	5,221	$486
Capital Markets compensation plan unit awards	9,925	1,280	9,560	874
Performance deferred share award plans	6,216	801	5,860	550
Deferred compensation plans (1)	2,574	331	2,685	250
Other share-based plans	1,724	216	1,828	167
	25,440	$3,272	25,154	$2,327

(1)	Excludes obligations not determined based on the quoted market price of our common shares.

Summary of Compensation Expenses Recognized Under Deferred Share and Other Plans
Compensation expenses recognized under deferred share and other plans

	For the year ended

(Millions of Canadian dollars)	October 31 2021	October 31 2020
Deferred share unit plans	$205	$(48)
Capital Markets compensation plan unit awards	518	115
Performance deferred share award plans	506	190
Deferred compensation plans	627	137
Other share-based plans	142	60
	$1,998	$454